Label	Element	Value
First Investors Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 199 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Advisor Class shares purchased through them.  Such commissions are not reflected in the tables or Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund does not pay transaction costs when it buys and sells shares of the Underlying Funds managed by the Adviser (as defined further below).  However, each Underlying Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio) and the Fund may invest directly in instruments subject to transaction costs.  A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Fund, and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily functions as a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a combination of underlying funds that currently exist or may become available for investment in the future for which Foresters Investment Management Company, Inc. (the “Adviser” or “FIMCO”) acts as the investment adviser (“Underlying Funds”).  The Fund may invest in unaffiliated funds, which are also considered to be Underlying Funds.

The Fund has the flexibility to invest in various combinations of Underlying Funds and will have exposure to a variety of fixed income securities, floating rate securities, equity securities, and other instruments by investing through a combination of the Underlying Funds.  The income-related Underlying Funds are currently composed of the First Investors Government Cash Management Fund, First Investors Limited Duration Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors International Opportunities Bond Fund, First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund (“Underlying Income Funds”).  The Underlying Income Funds may invest in fixed income securities of any maturity, including U.S. Government securities, U.S. Government-sponsored enterprise (“GSE”) securities, which may not be backed by the full faith and credit of the U.S. Government, corporate bonds, municipal securities, mortgage-backed securities, asset-backed securities, below investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), high yield secured floating rate loans and/or bonds, sovereign debt and currencies of developed and emerging market countries, futures, options, forward foreign currency contracts, inverse floaters and/or interest rate swaps.  The First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund primarily invest in municipal securities that pay interest that is exempt from federal income tax.  An Underlying Fund may, at times, engage in short-term trading, which may result in high portfolio turnover.  The equity-related Underlying Funds are currently composed of the First Investors Equity Income Fund, which primarily invests in dividend-paying stocks of any size company, the First Investors Covered Call Strategy Fund and the First Investors Premium Income Fund, each of which invests in a portfolio of equity securities and writes (sells) call options on those securities (“Underlying Equity Funds”).

The Fund will primarily invest in the Underlying Income Funds.  While the percentage of allocation to each Underlying Fund is flexible, under normal conditions, the Fund will invest approximately 85% (within a range of 55%-100%) of its net assets in the Underlying Income Funds and approximately 5% (within a range of 0%-15%) of its net assets in the Underlying Equity Funds.  The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in the First Investors Government Cash Management Fund, First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors Equity Income Fund, First Investors Covered Call Strategy Fund and First Investors Premium Income Fund.  Based on this allocation, the Fund, under normal conditions, is expected to have significant exposure to the Underlying Funds’ investments in below investment grade debt securities and debt securities of foreign issuers.

In addition to investments in the Underlying Funds, the Fund may also invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, and all types of U.S. Government Securities.  U.S. Government Securities include: (a) U.S. Treasury obligations, (b) securities issued or guaranteed by U.S. Government agencies or instrumentalities backed by the full faith and credit of the U.S. Government, and (c) securities issued or guaranteed by agencies or instrumentalities sponsored by Congress but not guaranteed by the U.S. Government and backed solely by the credit of the issuing agency or instrumentality, such as mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”).  While the percentage of allocation to each investment is flexible, under normal conditions, the Fund will invest in the range of 0%-5% (but can invest up to 20%) directly in commercial paper, short-term corporate bonds and notes and floating rate and variable rate notes and in the range of 0%-20% (but can invest up to 40%) directly in U.S. Government Securities.  The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to adjust interest rate risk (i.e., either increasing or decreasing the average weighted duration of the Fund’s investments).

The Fund will invest in particular Underlying Funds and direct investments based on various criteria.  The Fund will adjust its allocation to the Underlying Funds and direct investments based upon a relative value analysis that takes into account, among other things, the Adviser’s overall outlook for the economy.  In particular, the relative value analysis looks at the historical relationships among different asset classes and sectors as well as the macroeconomic outlook, interest rate forecasts, relative valuation levels and predicted areas of economic growth.  Following this analysis, the Underlying Funds will be selected based on their respective investment objectives, policies, investment strategies and asset class and sector exposures.  While the Fund can invest in any or all of the Underlying Funds, the Fund may not be invested in any one of the Underlying Funds at any particular time.

The particular Underlying Funds and direct investments in which the Fund may invest, the particular ranges and amount of investments in the Underlying Funds and direct investments may change from time to time without shareholder approval or notice.  The Fund also may invest up to 5% of its total assets in additional Underlying Funds that are not specifically described herein.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  The Fund should not be relied upon as a complete investment program.  Stated allocations may be subject to change.  Here are the principal risks of investing in the Fund:

Affiliated Persons.  The Adviser will have the authority to select and substitute Underlying Funds and direct investments for the Fund.  The Adviser, Foresters Financial Services, Inc. (“FFS”), a broker-dealer affiliated with the Adviser and the principal underwriter of the First Investors Funds, and their affiliates are compensated by the Fund and by the Underlying Funds serviced by them for advisory, principal underwriting services and other services provided.  The Adviser is subject to conflicts of interest in allocating Fund assets because the Underlying Funds serviced by the Adviser and its affiliates pay compensation to the Adviser and its affiliates and may do so at different rates.  The Adviser and its affiliates would not receive any compensation directly from unaffiliated Underlying Funds or the Fund’s direct investments.  The portfolio manager may also be subject to conflicts of interest in allocating Fund assets because the Fund’s portfolio manager may manage some of the Underlying Funds and may receive compensation for managing those Underlying Funds.  The Trustees and officers of the Underlying Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds overseen by them.

Allocation Risk.  The Fund’s ability to achieve its investment objective depends upon the portfolio manager’s skill in determining the Fund’s asset allocation mix and selecting the Underlying Funds and the Fund’s direct investments.  There is the possibility that the portfolio manager’s selection of Underlying Funds and direct investments and allocation of the Fund’s assets among the Underlying Funds and direct investments may cause the Fund to perform differently than the overall market and may not meet the portfolio manager’s expectations.

Direct Investments.  Since the Fund may invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Government Securities, U.S. Treasury futures and options on U.S. Treasury futures, the Fund may be subject to Call Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Liquidity Risk, Market Risk, Prepayment and Extension Risk, Security Selection Risk and Yield Risk from such investments.  These risks are described with respect to the Underlying Funds below.

Expenses.  By investing in the Underlying Funds indirectly through the Fund, shareholders will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Investing in the Underlying Funds.  The investments of the Fund are focused on the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds.  The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds and the Fund’s direct investments by the Adviser.

Investments of the Underlying Funds.  Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies and practices of the Underlying Funds in proportion to the amount of the assets the Fund allocates to those Underlying Funds.  See “Principal Risks of the Underlying Funds” below.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks of the Underlying Funds:

The target and asset allocation percentages, the selection of Underlying Funds and the investments in the Underlying Funds are subject to change.  Such changes may cause the Fund to be subject to additional or different risks than the risks listed below.  Here are the principal risks of investing in the Underlying Funds:

American Depositary Receipts Risk.  ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

Call Risk. During periods of falling interest rates, an issuer of a callable bond may “call” or repay the security before its stated maturity, and the Underlying Fund’s income may decline if it has to reinvest the proceeds at a lower interest rate.

Call Options Risk.  Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  By writing covered call options, an Underlying Fund will lose money if the exercise price of an option is below the market price of the asset on which an option was written and the premium received by the Underlying Fund for writing the option is insufficient to make up for that loss.  The Underlying Fund will also give up the opportunity to benefit from potential increases in the value of an Underlying Fund asset above the option’s exercise price.  Nevertheless, the Underlying Fund will continue to bear the risk of declines in the value of the covered assets. Writing call options may expose an Underlying Fund to significant additional costs.

Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the issuer’s credit quality and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans or, in the case of insured securities, the quality of the insurer.  The value of an investment will decline if there is a default or a deterioration in the credit quality of the issuer or the provider of a credit enhancement or demand feature.  Securities issued by GSEs are supported only by the credit of the issuing entity. For municipal securities, an issuer’s ability to pay interest and principal may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a credit rating downgrade or other adverse news about the issuer.  Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Currency Risk.  The value of foreign currency denominated investments increases or decreases as exchange rates change.  Currency exchange rates can be volatile, and are affected by factors such as economic conditions, actions by U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions.

Derivatives Risk.  Investments in derivatives, such as inverse floaters, interest rate swaps, futures and options, involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market or interest rate movements and the potential of greater losses than if these techniques had not been used.  These investments can also increase the volatility of returns and cause exposure to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Dividend Risk.  At times, an Underlying Fund may not be able to identify attractive dividend-paying stocks.  The income received by an Underlying Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Underlying Fund’s ability to pay dividends and its share price.

Emerging Markets Risk.  The risks of an Underlying Fund that invests in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable resulting in more volatile rates of returns than developed markets and substantially greater risk.

Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the instruments in which the ETFs invest.  In addition, because ETFs are investment companies, an Underlying Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Underlying Fund’s, and thereby the Fund’s, expenses may be higher and performance may be lower.

Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect an Underlying Fund’s and, thereby the Fund’s, ability to timely honor redemptions.  In the event of a default, an Underlying Fund may have difficulty collecting on any collateral and a floating rate loan can decline significantly in value.  An Underlying Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  If a floating rate loan is acquired through an assignment, an Underlying Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.  High yield floating rate loans usually are more credit sensitive.

Floating rate loans may not be considered securities for certain purposes of the federal securities laws and purchasers, such as an Underlying Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Foreign Loan Risk.  A loan and/or bond issued by a foreign corporation or subsidiary may be subject to risks associated with regulatory, economic and political conditions of the issuer’s foreign country and, in the event of default, it may be difficult for an Underlying Fund to pursue its rights against the issuer in that country’s courts.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments.  To the extent an Underlying Fund invests significantly in securities of a single country or region, it is more likely to be affected by events or conditions of that area.  As a result, it may be more volatile than a more geographically diversified fund.

High Portfolio Turnover and Frequent Trading Risk.  High portfolio turnover could increase transaction costs, result in taxable distributions to shareholders, and negatively impact performance.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest Rate Risk.  In general, when interest rates rise, the market values of debt securities decline, and when interest rates decline, market values of debt securities increase.  Interest rates across the U.S. and other economies have recently increased and may continue to increase, thereby heightening an Underlying Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes and an Underlying Fund that typically invests in them will have a higher degree of interest rate risk.  The yield of an Underlying Fund may decline if interest rates decline.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments, meaning that they could remain sensitive over the short term to interest rate changes.  Zero coupon bonds do not make periodic interest payments but are instead sold at a discount from face value and can be redeemed at face value when they mature.  Zero coupon bonds may be more volatile than other similar debt securities.

Liquidity Risk.  An Underlying Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause an Underlying Fund’s investments to become less liquid and subject to erratic price movements.  This risk is particularly acute for foreign securities that are traded in smaller, less-developed or emerging markets.  High yield securities and loans also tend to be less liquid.  In the case of assignments of syndicated bank loans, such loans may be less liquid because of potential delays in the settlement process or restrictions on resale.  Floating rate loans may be less liquid at times since they are generally subject to legal or contractual restrictions on resale and may trade infrequently.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Market Risk.  The prices of an Underlying Fund’s investments may decline or experience volatility over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates.  This risk also applies to the high yield bond market which can experience sharp price swings due to a variety of factors, including stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  Adverse market events may lead to increased redemptions, which could cause an Underlying Fund to experience a loss or difficulty in selling securities to meet redemptions.  Supply issues could arise within the U.S. Treasury securities market as demand increases for U.S. government securities.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for an Underlying Fund to sell mid- to small-size company stocks at reasonable prices.

Money Market Fund Risk.  Although an Underlying Fund that is a money market fund seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so.  The sponsor to any such Underlying Fund has no legal obligation to provide financial support to the Underlying Fund and investors in the Underlying Fund should not expect that the sponsor will provide support to the Underlying Fund at any time.

Municipal Securities Risk.  An Underlying Fund’s investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to raise taxes or otherwise collect revenue.

Non-Diversification Risk.  An Underlying Fund that is non-diversified may have its assets invested in a limited number of issuers and its performance may be substantially impacted by the change in value of even a single holding.  The share price of such an Underlying Fund can therefore be expected to fluctuate more than the share price of a diversified fund.

Prepayment and Extension Risk.  To the extent an Underlying Fund invests in mortgage-backed or other asset-backed securities, it is subject to prepayment and extension risk.  When interest rates decline, borrowers tend to refinance their loans and mortgages.  When this occurs, the loans that back mortgage-backed and other asset-backed securities may suffer a higher rate of prepayment.  This could cause a decrease in the Underlying Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans and mortgages less quickly, which generally will increase an Underlying Fund’s sensitivity to interest rates and its potential for price declines.

Repurchase Agreement Risk.  If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price, the Underlying Fund may suffer delays, incur costs and lose money in exercising its rights under the agreement.

Sector Risk.  An Underlying Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.  The Investment Grade Fund and Limited Duration Bond Fund may be significantly invested in the financials sector, meaning that the value of their shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.  The Covered Call Strategy Fund may be significantly invested in the information technology sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as intense competition, government regulation and potentially rapid product obsolescence.  Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Security Selection Risk.  Securities selected by a portfolio manager may perform differently than the overall market or may not meet expectations.  Declines in certain securities could detract from the returns of an Underlying Fund even when the broad market is flat or increasing and it may be difficult for an Underlying Fund with a call option writing strategy to dispose of underperforming securities.

Sovereign and Quasi-Sovereign Debt Securities Risk.  The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and an Underlying Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and an Underlying Fund’s net asset value, may be volatile.

Supranational Risk.  Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Tax Risk.  The writing of call options by an Underlying Fund may significantly reduce or eliminate its, and thereby the Fund’s, dividends that qualify to be taxed to non-corporate shareholders at a lower rate.  Covered calls also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions by an Underlying Fund; (2) convert an Underlying Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert an Underlying Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause an Underlying Fund to recognize income or gains without a corresponding receipt of cash.

Undervalued Securities Risk.  An Underlying Fund may seek to invest in securities that it believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions.  If these developments do not occur, the market price of these securities may not rise as expected or may fall.

Valuation Risk.  The sales price an Underlying Fund could receive for a portfolio investment may differ from the Underlying Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are fair valued.  Fair valuation is subjective and different market participants may assign different values to the same security.

Yield Risk.  The yields received by an Underlying Fund on its investments will generally decline as interest rates decline.

Further Information on Investment Objectives, Principal Investment Strategies and Principal Risks of the Underlying Funds.  A concise description of the investment objectives, principal investment strategies, and a detailed description of the principal risks of each of the Underlying Funds and direct investments that are currently expected to be used for investment by the Fund as of the date of this prospectus is provided in “The Funds in Greater Detail” section.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although an Underlying Fund that is a money market fund seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so.
Risk Money Market Fund Price Fluctuates [Text]	rr_RiskMoneyMarketFundPriceFluctuates	The income received by an Underlying Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Underlying Fund’s ability to pay dividends and its share price.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The sponsor to any such Underlying Fund has no legal obligation to provide financial support to the Underlying Fund and investors in the Underlying Fund should not expect that the sponsor will provide support to the Underlying Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for the 1-year, 5-year and Life of Class periods compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.foresters.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 2.25% (for the quarter ended March 31, 2016) and the lowest quarterly return was -2.24% (for the quarter ended September 30, 2015).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.24%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

First Investors Strategic Income Fund | ICE BofAML U.S. Broad Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	2.61%
Life of Class	rr_AverageAnnualReturnSinceInception	1.87%
First Investors Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 518
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	769
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,038
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,807
Annual Return 2014	rr_AnnualReturn2014	2.13%
Annual Return 2015	rr_AnnualReturn2015	(2.45%)
Annual Return 2016	rr_AnnualReturn2016	5.56%
Annual Return 2017	rr_AnnualReturn2017	4.50%
Annual Return 2018	rr_AnnualReturn2018	(2.12%)
1 Year	rr_AverageAnnualReturnYear01	(6.08%)
5 Years	rr_AverageAnnualReturnYear05	0.65%
Life of Class	rr_AverageAnnualReturnSinceInception	0.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2013
First Investors Strategic Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.36%)
5 Years	rr_AverageAnnualReturnYear05	(0.79%)
Life of Class	rr_AverageAnnualReturnSinceInception	(0.64%)
First Investors Strategic Income Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.80%)
5 Years	rr_AverageAnnualReturnYear05	(0.23%)
Life of Class	rr_AverageAnnualReturnSinceInception	(0.23%)
First Investors Strategic Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
1 Year	rr_AverageAnnualReturnYear01	(1.77%)
5 Years	rr_AverageAnnualReturnYear05	1.87%
Life of Class	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2013

[1]	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the "What are the sales charges?" section of the prospectus.